Schedule of share capital (Details) - USD ($)		2 Months Ended	4 Months Ended	12 Months Ended
		May 31, 2024	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares amount			$ 1
Issued and fully paid, ordinary shares			1
Issued and fully paid, amount			$ 1
Issued and fully paid, ordinary shares			$ 1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares				46,698,702	45,101,192
Issued and fully paid, ordinary shares amount				$ 11,089,838	$ 10,865,233
Issuance of shares during the financial year, shares				140,040	22,770
Issuance of shares during the financial year				$ 2,441,769	$ 224,605
Subdivision of shares during the financial year, shares				11,203,256	1,574,740
Issued and fully paid, ordinary shares				58,041,998	46,698,702
Issued and fully paid, ordinary shares amount				$ 13,531,607	$ 11,089,838
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares amount	[1]
Issued and fully paid, ordinary shares		1
Issued and fully paid, amount	[2]
Issued and fully paid, ordinary shares		$ 0.00001

[1]	represent an amount of USD0.00001.
[2]	represent an amount of USD0.00001.